SCHEDULE OF CONCENTRATION OF RISK (Details) - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%
Accounts Payable [Member] | Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	85.00%
Accounts Payable [Member] | Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%